PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)			3 Months Ended		9 Months Ended				12 Months Ended		34 Months Ended
	Mar. 18, 2021 USD ($)	Mar. 18, 2021 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CNY (¥)
Depreciation expense			$ 2,294	$ 2,340	$ 9,465	$ 12,494			$ 9,891	$ 5,117
Compensation expenses	$ 15,800,000	¥ 115,200,000
Gain (loss) on disposition of intangible assets										7,648,423
Gain (loss) on disposition of intangible assets										$ 872,045
Sichuan Vtouch Technology Co Ltd [Member]
Compensation expenses	$ 16,700,000	¥ 115,200,000
Rent expenses							$ 41,372	¥ 300,000			$ 52,825	¥ 400,000
Lease renewal description							renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($52,825) from January 1, 2022 till October 31, 2024 for the use of the Demised Properties	renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($52,825) from January 1, 2022 till October 31, 2024 for the use of the Demised Properties
Sichuan Vtouch [Member]
Rent expenses							$ 43,496	¥ 300,000
Lease renewal description							renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($57,994) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties.	renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($57,994) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties.